SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of consolidated results

										12/31/2025
P&L	Ref.	Steel	Mining	Logistics			Energy	Cement	Corporate expenses/elimination	Consolidated
				Port	Railroads	Road transport
Net revenues	27	22,025,804	15,400,473	303,839	3,114,434	955,943	682,068	4,905,993	(2,590,608)	44,797,946
In Brazil		16,005,141	1,621,818	303,839	3,114,434	935,551	682,068	4,905,989	(5,282,884)	22,285,956
Abroad		6,020,663	13,778,655			20,392		4	2,692,276	22,511,990
Cost of sales and services	28	(19,980,031)	(10,052,663)	(242,931)	(1,734,809)	(833,177)	(480,426)	(3,353,074)	4,272,890	(32,404,221)
Gross profit		2,045,773	5,347,810	60,908	1,379,625	122,766	201,642	1,552,919	1,682,282	12,393,725
General and administrative expenses	28	(1,304,105)	(341,612)	(13,664)	(293,003)	(48,793)	(35,418)	(1,123,892)	(2,851,825)	(6,012,312)
Other operating income/(expenses), net	29	(1,151,153)	(436,614)	(9,226)	(39,806)	(13,036)	(32,790)	308,289	(709,147)	(2,083,483)
Equity in results of affiliated companies	10								518,744	518,744
Operating result before Financial Income and Taxes		(409,485)	4,569,584	38,018	1,046,816	60,937	133,434	737,316	(1,359,946)	4,816,674

Sales by geographic area
Asia			13,135,426						2,674,779	15,810,205
North America		1,055,824								1,055,824
Latin America		42,956				20,392		4		63,352
Europe		3,664,868	643,229							4,308,097
Others		1,257,014							17,498	1,274,512
Foreign market		6,020,662	13,778,655			20,392		4	2,692,277	22,511,990
Domestic market		16,005,141	1,621,818	303,839	3,114,434	935,551	682,068	4,905,989	(5,282,884)	22,285,956
Total		22,025,804	15,400,473	303,839	3,114,434	955,943	682,068	4,905,993	(2,590,608)	44,797,946

										12/31/2024
P&L	Ref.	Steel	Mining	Logistics			Energy	Cement	Corporate expenses/elimination	Consolidated
				Port	Railroads	Road transport
Net revenues	27	23,178,678	13,092,645	352,508	2,892,041		521,465	4,766,343	(1,116,220)	43,687,460
In Brazil		16,901,495	1,510,550	352,508	2,892,041		521,465	4,766,343	(4,604,004)	22,340,398
Abroad		6,277,183	11,582,095						3,487,784	21,347,062
Cost of sales and services	28	(21,759,435)	(8,202,297)	(262,061)	(1,674,401)		(419,138)	(3,384,409)	3,711,045	(31,990,696)
Gross profit		1,419,243	4,890,348	90,447	1,217,640		102,327	1,381,934	2,594,825	11,696,764
General and administrative expenses	28	(1,289,952)	(267,173)	(11,336)	(266,128)		(48,674)	(815,797)	(3,610,236)	(6,309,296)
Other operating income/(expenses), net	29	(864,103)	(10,803)	(13,266)	270,024		(61,065)	(94,899)	(791,382)	(1,565,494)
Equity in results of affiliated companies	10								448,048	448,048
Operating result before Financial Income and Taxes		(734,812)	4,612,372	65,845	1,221,536		(7,412)	471,238	(1,358,745)	4,270,022

Sales by geographic area
Asia			10,698,348						3,487,784	14,186,132
North America		1,750,998								1,750,998
Latin America		70,752								70,752
Europe		4,455,433	825,935							5,281,368
Others			57,812							57,812
Foreign market		6,277,183	11,582,095						3,487,784	21,347,062
Domestic market		16,901,495	1,510,550	352,508	2,892,041		521,465	4,766,343	(4,604,004)	22,340,398
Total		23,178,678	13,092,645	352,508	2,892,041	-	521,465	4,766,343	(1,116,220)	43,687,460

									12/31/2023
P&L	Ref.	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
				Port	Railroads
Net revenues		22,717,486	17,135,648	265,949	2,644,949	545,735	4,510,553	(2,382,370)	45,437,950
In Brazil		16,516,265	1,804,173	265,949	2,644,949	545,735	4,510,553	(4,209,084)	22,078,540
Abroad		6,201,221	15,331,475					1,826,714	23,359,410
Cost of sales and services	26	(21,008,013)	(9,931,881)	(248,938)	(1,492,728)	(441,281)	(3,644,362)	3,292,014	(33,475,189)
Gross profit		1,709,473	7,203,767	17,011	1,152,221	104,454	866,191	909,644	11,962,761
General and administrative expenses	26	(1,218,767)	(421,218)	(10,558)	(218,878)	(57,854)	(557,585)	(2,005,123)	(4,489,983)
Other operating income/(expenses), net	27	(1,065,188)	(974,590)	(675)	10,390	188,866	(253,931)	(542,032)	(2,637,160)
Equity in results of affiliated companies	9							351,131	351,131
Operating result before Financial Income and Taxes		(574,482)	5,807,959	5,778	943,733	235,466	54,675	(1,286,380)	5,186,749

Sales by geographic area
Asia		14,714,924					1,826,714	16,541,638
North America	1,671,773							1,671,773
Latin America	132,219							132,219
Europe	4,397,229	616,551						5,013,780
Foreign market	6,201,221	15,331,475					1,826,714	23,359,410
Domestic market	16,516,265	1,804,173	265,949	2,644,949	545,735	4,510,553	(4,209,084)	22,078,540
Total	22,717,486	17,135,648	265,949	2,644,949	545,735	4,510,553	(2,382,370)	45,437,950